Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.005 per share, reserved for issuance pursuant to the Registrant's 2017 Equity Incentive Plan
Amount Registered | shares	641,298
Proposed Maximum Offering Price per Unit	6.42
Maximum Aggregate Offering Price	$ 4,117,133.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 568.58
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of SoundThinking, Inc. (the "Registrant") that become issuable under the Registrant's 2017 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. b. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee on the basis of $6.42 per share, which is the average of the high and low prices of a share of the Registrant's common stock as reported on the Nasdaq Capital Market on March 27, 2026. c. Represents additional shares of common stock that were automatically added to the shares available for issuance under the Plan on January 1, 2026, pursuant to an "evergreen" provision contained in the Plan (the "Evergreen Increase"). Pursuant to the "evergreen" provision, the number of shares reserved for issuance under the Plan will increase automatically on January 1 of each year, for a period of not more than ten years, commencing on January 1, 2018 and ending on (and including) January 1, 2027, in an amount equal to the lesser of (a) 5% of the total number of shares of the Registrant's capital stock outstanding on December 31 of the preceding calendar year and (b) a number of shares of common stock designated by action of the Registrant's board of directors prior to the first day of any calendar year.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.005 per share, reserved for issuance pursuant to the Registrant's 2017 Employee Stock Purchase Plan
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	5.46
Maximum Aggregate Offering Price	$ 819,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113.11
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under Registrant's 2017 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. b. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $5.46 per share, which is the average of the high and low prices of a share of the Registrant's common stock on March 27, 2026 multiplied by 85% (the percentage of the price per share applicable to purchases under the ESPP). Pursuant to the ESPP, the purchase price of the shares of common stock will be 85% of the lower of the fair market value of the common stock on the first trading day of the offering period or on the last day of the offering period. c. Represents additional shares of common stock that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2026, pursuant to an "evergreen" provision contained in the ESPP. The ESPP provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the ESPP on January 1 of each year, commencing on January 1, 2018 and ending on (and including) January 1, 2027, in an amount equal to the lesser of (a) 2% of the total number of shares of the Registrant's capital stock outstanding on December 31 of the preceding calendar year, (b) 150,000 shares of common stock and (c) a number of shares of common stock designated by action of the Registrant's board of directors prior to the first day of any calendar year.